UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6524

Strong International Equity Funds, Inc., on behalf of Strong Advisor International Core Fund and Strong Overseas Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR INTERNATIONAL CORE FUND


Shares            Security Name                                                                                        Value
Common Stocks - 96.07%

Australia - 1.99%
           1,800  BHP Billiton Limited (Mining & Quarrying Of Nonmetallic Minerals, Except Fuels)              $            24,842
             902  Woodside Petroleum Limited (Oil & Gas Extraction)                                                         16,928

                                                                                                                            41,770
                                                                                                              --------------------

Belgium - 1.29%
             950  Fortis (Depository Institutions)                                                                          27,068
                                                                                                              --------------------

Denmark - 2.16%
             600  Danske Bank A/S (Depository Institutions)                                                                 17,408
             500  Novo Nordisk A/S Class B (Chemicals & Allied Products)                                                    27,839

                                                                                                                            45,247
                                                                                                              --------------------

Finland - 0.49%
             299  TietoEnator Oyj (Industrial & Commercial Machinery & Computer Equipment)                                  10,221
                                                                                                              --------------------

France - 13.14%
           1,100  Alcatel SA (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)+             13,347
           1,100  AXA (Insurance Carriers)                                                                                  29,303
             600  Bouygues SA (Heavy Construction Other Than Building Construction Contracts)                               23,784
             546  Cap Gemini SA (Industrial & Commercial Machinery & Computer Equipment)+                                   19,039
             300  Lafarge SA (Stone, Clay, Glass & Concrete Products)                                                       29,050
             550  Sanofi-Synthelabo SA (Chemicals & Allied Products)                                                        46,378
             700  Sodexho Alliance SA (Food & Kindred Products)                                                             23,329
             300  Total SA ADR (Oil & Gas Extraction)                                                                       35,169
             200  Vinci SA (Heavy Construction Other Than Building Construction Contracts)                                  28,830
             900  Vivendi Universal SA (Printing, Publishing & Allied Industries)                                           27,568

                                                                                                                           275,797
                                                                                                              --------------------

Germany - 7.95%
             500  Bayerische Motoren Werke AG (Transportation Equipment)                                                    22,679
             200  Celesio AG (Wholesale Trade-Durable Goods)                                                                16,281
           1,500  Deutsche Telekom AG (Communications)+                                                                     29,964
             400  E.ON AG (Electric, Gas & Sanitary Services)                                                               34,274
             125  Fresenius Medical Care AG (Health Services)                                                               10,127
             700  Metro AG (Food Stores)                                                                                    37,576
             100  SAP AG (Business Services)                                                                                16,048

                                                                                                                           166,949
                                                                                                              --------------------

Greece - 1.10%
             165  Alpha Bank AE (Depository Institutions)                                                                    5,557
           1,000  Cosmote Mobile Communications SA (Communications)                                                         17,552

                                                                                                                            23,109
                                                                                                              --------------------

Hong Kong - 2.89%
           2,000  Cheung Kong Holdings Limited (Real Estate)                                                                17,758
          32,000  Guangdong Investment Limited (Business Services)+                                                          9,539
           2,000  Sung Hung Kai Properties Limited (Real Estate)                                                            18,142
           3,000  Television Broadcasts Limited (Communications)                                                            15,117

                                                                                                                            60,556
                                                                                                              --------------------

Hungary - 0.66%
             200  OTP Bank GDR (Depository Institutions)                                                                    13,760
                                                                                                              --------------------

Italy - 4.20%
           1,300  ENI SpA (Petroleum Refining & Related Industries)                                                         33,754
           2,400  Mediaset SpA (Communications)                                                                             34,533
           3,400  Unicredito Italiano SpA (Depository Institutions)                                                         19,966

                                                                                                                            88,253
                                                                                                              --------------------

Japan - 20.92%
           2,300  Aeon Company Limited (Miscellaneous Retail)                                                               38,845
           1,000  Ajinomoto Company Incorporated (Food & Kindred Products)                                                  12,198
           4,000  Ebara Corporation (Industrial & Commercial Machinery & Computer Equipment)                                17,719
           2,000  Kaneka Corporation (Chemicals & Allied Products)                                                          22,083
             100  Keyence Corporation (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                                23,165
           3,000  Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                                  27,669
             600  Murata Manufacturing Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                                32,118
           3,000  Nippon Oil Corporation (Oil & Gas Extraction)                                                             21,291
           8,000  Nippon Steel Corporation (Primary Metal Industries)                                                       20,218
               5  Nippon Unipac Holding (Paper & Allied Products)                                                           23,081
           3,000  Nissan Motor Company Limited (Transportation Equipment)                                                   30,747
              25  NTT DoCoMo Incorporated (Communications)                                                                  41,966
           1,200  Omron Corporation (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                                26,411
           2,000  Seino Transportation Company Limited (Motor Freight Transportation & Warehousing)                         19,621
             100  Shimachu Company Limited (Miscellaneous Retail)                                                            2,611
           1,600  Showa Shell Sekiyu KK (Oil & Gas Extraction)                                                              15,518
           1,200  Suzuki Motor Corporation (Transportation Equipment)                                                       21,464
             330  Takefuji Corporation (Holding & Other Investment Offices)                                                 22,220
           1,000  THK Company Limited (Industrial & Commercial Machinery & Computer Equipment)                              20,190

                                                                                                                           439,135
                                                                                                              --------------------

Netherlands - 5.35%
           1,300  ASML Holding NV (Semiconductor Equipment Manufacturing & Related)+                                        21,958
             715  ING Groep NV (Insurance Carriers)                                                                         21,596
           2,500  Koninklijke Ahold NV (Food Stores)+                                                                       20,935
             400  Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)                                   24,016
           1,300  Wolters Kluwer NV (Printing, Publishing & Allied Industries)                                              23,744

                                                                                                                           112,249
                                                                                                              --------------------

Russia - 0.67%
             400  Mobile Telesystems ADR (Communications)                                                                   14,076
                                                                                                              --------------------

Singapore - 1.12%
           2,600  DBS Group Holdings Limited (Depository Institutions)                                                      23,468
                                                                                                              --------------------

Spain - 3.48%
             800  Actividades de Construccion y Servicios SA (Heavy Construction Other Than Building
                  Construction Contracts)                                                                                   19,807
           1,200  Banco Bilbao Vizcaya Argentaria SA (Depository Institutions)                                              19,538
           1,300  Indra Sistemas SA (Industrial & Commercial Machinery & Computer Equipment)                                23,323
             200  Telefonica SA ADR (Communications)                                                                        10,394

                                                                                                                            73,062
                                                                                                              --------------------

Sweden - 2.30%
             500  Autoliv Incorporated (Transportation Equipment)                                                           23,866
           4,800  Skandia Forsakrings AB (Insurance Carriers)                                                               24,370

                                                                                                                            48,236
                                                                                                              --------------------

Switzerland - 6.87%
              45  Nestle SA (Food & Kindred Products)                                                                       12,313
             700  Novartis AG ADR (Chemicals & Allied Products)                                                             32,746
             410  Roche Holding AG (Chemicals & Allied Products)                                                            43,946
             320  UBS AG (Depository Institutions)                                                                          27,022
             160  Zurich Financial Services AG (Insurance Carriers)+                                                        28,079

                                                                                                                           144,106
                                                                                                              --------------------

Taiwan - 0.40%
             999  Taiwan Semiconductor Manufacturing Company Limited ADR (Electronic & Other Electrical
                  Equipment & Components, Except Computer Equipment)+                                                        8,471
                                                                                                              --------------------

Thailand - 0.97%
           8,000  Advanced Information Service Public Company Limited (Foreign Registered) (Communications)                 20,450
                                                                                                              --------------------

United Kingdom - 18.12%
           1,000  AstraZeneca plc (Chemicals & Allied Products)                                                             39,420
           1,800  Aviva plc (Insurance Carriers)                                                                            21,600
           2,800  Barclays plc (Depository Institutions)                                                                    28,626
           4,600  Compass Group plc (Food & Kindred Products)                                                               20,993
           1,800  Emap plc (Printing, Publishing & Allied Industries)                                                       28,233
           4,600  EMI Group plc (Communications)                                                                            20,537
             500  GlaxoSmithKline plc ADR (Chemicals & Allied Products)                                                     22,960
           3,500  HSBC Holdings plc (Depository Institutions)                                                               55,360
          10,000  Legal & General Group plc (Insurance Carriers)                                                            21,401
             900  Marconi Corporation plc (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)+                                                                                       9,167
         150,000  Rolls Royce Group Class B (Aerospace, Defense)                                                               284
           3,000  Rolls Royce Group plc (Aerospace, Defense)+                                                               13,833
           2,700  Scottish & Newcastle plc (Food & Kindred Products)                                                        23,496
           3,600  Shell Transport & Trading Company plc (Petroleum Refining & Related Industries)                           32,315
           1,200  Standard Chartered plc (Depository Institutions)                                                          21,589
           1,800  WPP Group plc (Business Services)                                                                         20,494

                                                                                                                           380,308
                                                                                                              --------------------

Total Common Stocks (Cost $1,882,998)                                                                                    2,016,291
                                                                                                              --------------------

Short-Term Investments - 0.64%*
Shares            Security Name                                                                                        Value

Mutual Fund - 0.64%
          13,440  Wells Fargo Money Market Trust~                                                                           13,440
                                                                                                              --------------------

Total Short-Term Investments (Cost $13,440)                                                                                 13,440
                                                                                                              --------------------

Total Investments in Securities
(Cost $1,896,438)                                         96.71%                                               $         2,029,731

Other Assets and Liabilities, Net                          3.29                                                             68,977
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $         2,098,708
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG OVERSEAS FUND


Shares            Security Name                                                                                        Value
Common Stocks - 95.91%

Australia - 2.05%
         100,222  BHP Billiton Limited (Mining & Quarrying Of Nonmetallic Minerals, Except Fuels)              $         1,383,168
          50,505  Woodside Petroleum Limited (Oil & Gas Extraction)                                                        947,824

                                                                                                                         2,330,992
                                                                                                              --------------------

Belgium - 1.49%
          59,600  Fortis (Depository Institutions)                                                                       1,698,155
                                                                                                              --------------------

Canada - 3.29%
          36,400  Bank of Nova Scotia (Depository Institutions)                                                          1,190,064
          36,155  EnCana Corporation (Oil & Gas Extraction)                                                              2,553,295

                                                                                                                         3,743,359
                                                                                                              --------------------

Denmark - 2.02%
          30,900  Danske Bank A/S (Depository Institutions)                                                                896,521
          25,200  Novo Nordisk A/S Class B (Chemicals & Allied Products)                                                 1,403,093

                                                                                                                         2,299,614
                                                                                                              --------------------

Finland - 0.48%
          15,850  TietoEnator Oyj (Industrial & Commercial Machinery & Computer Equipment)                                 541,805
                                                                                                              --------------------

France - 11.71%
          61,100  Alcatel SA (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)+            741,345
          56,500  AXA (Insurance Carriers)                                                                               1,505,095
          30,800  Bouygues SA (Heavy Construction Other Than Building Construction Contracts)                            1,220,933
          15,500  Lafarge SA (Stone, Clay, Glass & Concrete Products)                                                    1,500,914
          28,350  Sanofi-Synthelabo SA (Chemicals & Allied Products)                                                     2,390,583
          35,900  Sodexho Alliance SA (Food & Kindred Products)                                                          1,196,465
           7,900  Total SA (Petroleum Refining & Related Industries)                                                     1,848,450
          10,300  Vinci SA (Heavy Construction Other Than Building Construction Contracts)                               1,484,723
          46,500  Vivendi Universal SA (Printing, Publishing & Allied Industries)                                        1,424,361

                                                                                                                        13,312,869
                                                                                                              --------------------

Germany - 6.86%
          25,700  Bayerische Motoren Werke AG (Transportation Equipment)                                                 1,165,683
          77,400  Deutsche Telekom AG (Communications)+                                                                  1,546,134
          19,000  E.ON AG (Electric, Gas & Sanitary Services)                                                            1,628,016
          10,500  Fresenius Medical Care AG (Health Services)                                                              850,693
          33,000  Metro AG (Food Stores)                                                                                 1,771,424
           5,200  SAP AG (Business Services)                                                                               834,502

                                                                                                                         7,796,452
                                                                                                              --------------------

Greece - 0.26%
           8,847  Alpha Bank AE (Depository Institutions)                                                                  297,947
                                                                                                              --------------------

Hong Kong - 2.71%
          85,000  Cheung Kong Holdings Limited (Real Estate)                                                               754,701
       1,778,000  Guangdong Investment Limited (Business Services)+                                                        530,018
          84,000  Sung Hung Kai Properties Limited (Real Estate)                                                           761,977
         205,000  Television Broadcasts Limited (Communications)                                                         1,032,957

                                                                                                                         3,079,653
                                                                                                              --------------------

Hungary - 0.70%
          11,600  OTP Bank GDR (Depository Institutions)                                                                   798,080
                                                                                                              --------------------

Ireland - 0.00%
         254,000  Connemara Green Marble Quarries plc (Interest Rate Swaps)+                                                     0
                                                                                                              --------------------

Italy - 3.81%
          72,200  ENI SpA (Petroleum Refining & Related Industries)                                                      1,874,656
         124,200  Mediaset SpA (Communications)                                                                          1,787,096
         113,400  Unicredito Italiano SpA (Depository Institutions)                                                        665,909

                                                                                                                         4,327,661
                                                                                                              --------------------

Japan - 21.38%
         106,300  Aeon Company Limited (Miscellaneous Retail)                                                            1,795,293
          63,000  Ajinomoto Company Incorporated (Food & Kindred Products)                                                 768,479
         244,000  Ebara Corporation (Industrial & Commercial Machinery & Computer Equipment)                             1,080,854
         131,000  Kaneka Corporation (Chemicals & Allied Products)                                                       1,446,461
           6,600  Keyence Corporation (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                             1,528,900
         151,000  Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                               1,392,698
          30,500  Murata Manufacturing Company Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)                                                                             1,632,659
         161,000  Nippon Oil Corporation (Oil & Gas Extraction)                                                          1,142,600
         422,000  Nippon Steel Corporation (Primary Metal Industries)                                                    1,066,511
             239  Nippon Unipac Holding (Paper & Allied Products)                                                        1,103,283
         158,000  Nissan Motor Company Limited (Transportation Equipment)                                                1,619,342
           1,360  NTT DoCoMo Incorporated (Communications)                                                               2,282,943
          63,700  Omron Corporation (Electronic & Other Electrical Equipment & Components, Except Computer
                  Equipment)                                                                                             1,401,958
          91,000  Seino Transportation Company Limited (Motor Freight Transportation & Warehousing)                        892,773
          35,200  Shimachu Company Limited (Miscellaneous Retail)                                                          919,146
          88,000  Showa Shell Sekiyu KK (Oil & Gas Extraction)                                                             853,492
          62,000  Suzuki Motor Corporation (Transportation Equipment)                                                    1,108,981
          16,600  Takefuji Corporation (Holding & Other Investment Offices)                                              1,117,710
          57,800  THK Company Limited (Industrial & Commercial Machinery & Computer Equipment)                           1,166,996

                                                                                                                        24,321,079
                                                                                                              --------------------

Netherlands - 5.25%
          66,900  ASML Holding NV (Measuring, Analyzing & Controlling Instruments: Photographic, Medical &
                  Optical)+                                                                                              1,129,989
          47,000  ING Groep NV (Insurance Carriers)                                                                      1,419,572
         129,700  Koninklijke Ahold NV (Food Stores)+                                                                    1,086,115
          18,500  Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)                                1,110,740
          67,000  Wolters Kluwer NV (Printing, Publishing & Allied Industries)                                           1,223,740

                                                                                                                         5,970,156
                                                                                                              --------------------

Russia - 0.61%
          19,600  Mobile Telesystems ADR (Communications)                                                                  689,724
                                                                                                              --------------------

Singapore - 2.04%
         123,800  DBS Group Holdings Limited (Depository Institutions)                                                   1,117,443
         100,000  Flextronics International Limited (Electronic & Other Electrical Equipment & Components,
                  Except Computer Equipment)+                                                                            1,204,000

                                                                                                                         2,321,443
                                                                                                              --------------------

Spain - 4.24%
          36,100  Actividades de Construccion y Servicios SA (Heavy Construction Other Than Building
                  Construction Contracts)                                                                                  893,808
          60,900  Banco Bilbao Vizcaya Argentaria SA (Depository Institutions)                                             991,540
          97,300  Indra Sistemas SA (Industrial & Commercial Machinery & Computer Equipment)                             1,745,631
          22,907  Telefonica SA ADR (Communications)                                                                     1,190,477

                                                                                                                         4,821,456
                                                                                                              --------------------

Sweden - 2.16%
          25,600  Autoliv Incorporated (Transportation Equipment)                                                        1,221,910
         243,200  Skandia Forsakrings AB (Insurance Carriers)                                                            1,234,762

                                                                                                                         2,456,672
                                                                                                              --------------------

Switzerland - 7.23%
           2,340  Nestle SA (Food & Kindred Products)                                                                      640,245
          38,320  Novartis AG ADR (Chemicals & Allied Products)                                                          1,792,610
          23,300  Roche Holding AG (Chemicals & Allied Products)                                                         2,497,437
          20,950  UBS AG (Depository Institutions)                                                                       1,769,115
           8,700  Zurich Financial Services AG (Insurance Carriers)+                                                     1,526,801

                                                                                                                         8,226,208
                                                                                                              --------------------

Taiwan - 0.57%
          76,946  Taiwan Semiconductor Manufacturing Company Limited ADR (Electronic & Other Electrical
                  Equipment & Components, Except Computer Equipment)+                                                      652,502
                                                                                                              --------------------

Thailand - 0.96%
         426,000  Advanced Information Service Public Company Limited (Foreign Registered) (Communications)              1,088,957
                                                                                                              --------------------

United Kingdom - 16.09%
          30,000  AstraZeneca plc (Chemicals & Allied Products)                                                          1,182,606
          98,000  Aviva plc (Insurance Carriers)                                                                         1,175,992
         105,000  Barclays plc (Depository Institutions)                                                                 1,073,473
         250,000  Compass Group plc (Food & Kindred Products)                                                            1,140,937
          76,000  Emap plc (Printing, Publishing & Allied Industries)                                                    1,192,055
         243,000  EMI Group plc (Communications)                                                                         1,084,882
          30,800  GlaxoSmithKline plc ADR (Chemicals & Allied Products)                                                  1,414,336
         140,000  HSBC Holdings plc (Depository Institutions)                                                            2,214,410
         561,000  Legal & General Group plc (Insurance Carriers)                                                         1,200,620
          53,000  Marconi Corporation plc (Electronic & Other Electrical Equipment & Components, Except
                  Computer Equipment)+                                                                                     539,845
       5,850,000  Rolls Royce Group Class B (Measuring, Analyzing & Controlling Instruments: Photographic,
                  Medical & Optical)                                                                                        11,055
         117,000  Rolls Royce Group plc (Measuring, Analyzing & Controlling Instruments: Photographic, Medical
                  & Optical)+                                                                                              539,486
         143,000  Scottish & Newcastle plc (Food & Kindred Products)                                                     1,244,429
         210,000  Shell Transport & Trading Company plc (Petroleum Refining & Related Industries)                        1,885,027
          64,000  Standard Chartered plc (Depository Institutions)                                                       1,151,388
         110,000  WPP Group plc (Business Services)                                                                      1,252,433

                                                                                                                        18,302,974
                                                                                                              --------------------

Total Common Stocks (Cost $99,499,582)                                                                                 109,077,758
                                                                                                              --------------------

Investment Companies - 1.06%

USA - 1.06%
          71,300  iShares MSCI Australia Index Fund (Stock Funds)                                                        1,209,248
                                                                                                              --------------------

Total Investment Companies (Cost $1,184,642)                                                                             1,209,248
                                                                                                              --------------------

Short-Term Investments - 3.17%*

Mutual Fund - 3.17%
       3,603,220  Wells Fargo Money Market Trust~                                                                        3,603,220
                                                                                                              --------------------

Total Short-Term Investments (Cost $3,603,220)                                                                           3,603,220
                                                                                                              --------------------

Total Investments in Securities
(Cost $104,287,444)                                      100.14%                                               $       113,890,226

Other Assets and Liabilities, Net                         (0.14)                                                          (156,333)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       113,733,893
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong International Equity Funds, Inc., on behalf of Strong Advisor International Core Fund and Strong Overseas Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005